UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.5277

(Registrant’s telephone number, including area code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Peter H. Schwartz, Esq.

Davis, Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Date of fiscal year end:    September 30

Date of reporting period:  April 1, 2013- June 30, 2013

Item 1. Schedule of Investments.

COGNIOS MARKET NEUTRAL LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (109.40%)
Basic Materials (4.88%)
CF Industries Holdings, Inc.(a)	3,036	$520,674

Total Basic Materials		520,674

Communications (22.54%)
Cablevision Systems Corp. - Class A(a)	38,344	644,946
DIRECTV(a)(b)	9,475	583,850
Expedia, Inc.(a)	10,082	606,432
Harris Corp.(a)	11,565	569,576

Total Communications		2,404,804

Consumer Cyclical (6.89%)
GameStop Corp. - Class A(a)	17,483	734,811

Total Consumer Cyclical		734,811

Consumer Non-cyclical (21.33%)
ADT Corp.(a)	14,283	569,178
Apollo Group, Inc. - Class A(a)(b)	29,002	513,915
Kraft Foods Group, Inc.(a)	10,516	587,529
Western Union Co.(a)	35,394	605,591

Total Consumer Non-cyclical		2,276,213

Energy (5.43%)
Diamond Offshore Drilling, Inc.(a)	8,425	579,556

Total Energy		579,556

Industrials (5.47%)
L-3 Communications Holdings, Inc.(a)	6,814	584,232

Total Industrials		584,232

Technology (42.86%)
Apple, Inc.(a)	1,290	510,943
BMC Software, Inc.(a)(b)	12,799	577,747
CA, Inc.(a)	21,221	607,557
EMC Corp.(a)	23,415	553,062
Intel Corp.(a)	23,878	578,325
Microsoft Corp.(a)	16,612	573,613
Seagate Technology PLC(a)	13,458	603,322
Western Digital Corp.(a)	9,155	568,434

Total Technology		4,573,003

TOTAL COMMON STOCKS (Cost $11,088,032)		11,673,293

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund (0.03%)
HighMark 100% U.S. Treasury Money Market Fund, Fiduciary Class	0.00252%	3,492	3,492

TOTAL SHORT TERM INVESTMENTS (Cost $3,492)			3,492

TOTAL INVESTMENTS (109.43%) (Cost $11,091,524)			11,676,785

SECURITIES SOLD SHORT (-69.97%) (Proceeds 7,132,050)			(7,465,868)

Other Assets In Excess Of Liabilities (60.54%)			6,459,159 (c)

NET ASSETS (100.00%)			$10,670,076

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Basic Materials
Alcoa, Inc.	(17,215)	$(134,621)
Allegheny Technologies, Inc.	(1,356)	(35,676)
Cliffs Natural Resources, Inc.	(1,976)	(32,110)
Dow Chemical Co.	(5,426)	(174,554)
MeadWestvaco Corp.	(2,849)	(97,179)
United States Steel Corp.	(2,114)	(37,058)

Total Basic Materials		(511,198)

Communications
Crown Castle International Corp.	(2,246)	(162,588)
Discovery Communications, Inc. - Class A	(1,116)	(86,166)
Interpublic Group of Cos., Inc.	(6,897)	(100,351)
JDS Uniphase Corp.	(5,363)	(77,120)
Motorola Solutions, Inc.	(2,296)	(132,548)
TripAdvisor, Inc.	(998)	(60,748)

Total Communications		(619,521)

Consumer Cyclical
CarMax, Inc.	(3,615)	(166,868)
DR Horton, Inc.	(5,187)	(110,379)
Ford Motor Co.	(23,289)	(360,281)
Goodyear Tire & Rubber Co.	(2,470)	(37,766)
Harman International Industries, Inc.	(1,375)	(74,525)
JC Penney Co., Inc.	(4,154)	(70,950)
Johnson Controls, Inc.	(5,005)	(179,129)
Lennar Corp. - Class A	(2,593)	(93,452)
PulteGroup, Inc.	(3,276)	(62,146)
Tiffany & Co.	(2,054)	(149,613)
Whirlpool Corp.	(1,274)	(145,695)

Total Consumer Cyclical		(1,450,804)

Consumer Non-cyclical
Avon Products, Inc.	(3,311)	(69,630)
Beam, Inc.	(1,230)	(77,625)
Cigna Corp.	(4,593)	(332,947)
Estee Lauder Cos., Inc. - Class A	(1,826)	(120,096)

Tenet Healthcare Corp.	(791)	(36,465)

Total Consumer Non-cyclical		(636,763)

Diversified
Leucadia National Corp.	(312)	(8,181)

Total Diversified		(8,181)

Energy
Baker Hughes, Inc.	(7,112)	(328,077)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Energy (continued)
Cabot Oil & Gas Corp.	(1,611)	$(114,413)
Chesapeake Energy Corp.	(5,634)	(114,821)
CONSOL Energy, Inc.	(3,681)	(99,755)
FMC Technologies, Inc.	(3,818)	(212,586)
Nabors Industries, Ltd.	(2,491)	(38,137)
National Oilwell Varco, Inc.	(2,535)	(174,662)
Noble Corp.	(2,141)	(80,459)
Rowan Cos. PLC - Class A	(1,125)	(38,329)
WPX Energy, Inc.	(3,792)	(71,821)

Total Energy		(1,273,060)

Financials
Allstate Corp.	(402)	(19,344)
American International Group, Inc.	(1,266)	(56,590)
Ameriprise Financial, Inc.	(173)	(13,992)
Apartment Investment & Management Co. - REIT, Class A	(125)	(3,755)
Assurant, Inc.	(66)	(3,360)
AvalonBay Communities, Inc. - REIT	(111)	(14,975)
Bank of America Corp.	(9,281)	(119,354)
BlackRock, Inc.	(145)	(37,243)
Capital One Financial Corp.	(501)	(31,468)
Charles Schwab Corp.	(1,098)	(23,311)
Citigroup, Inc.	(2,610)	(125,202)
CME Group, Inc.	(286)	(21,730)
Comerica, Inc.	(160)	(6,373)
E*Trade Financial Corp.	(246)	(3,114)
Fifth Third Bancorp	(750)	(13,538)
Genworth Financial, Inc. - Class A	(423)	(4,826)
Goldman Sachs Group, Inc.	(393)	(59,441)
Hartford Financial Services Group, Inc.	(391)	(12,090)
Host Hotels & Resorts, Inc. - REIT	(639)	(10,780)
Huntington Bancshares, Inc.	(719)	(5,666)
JPMorgan Chase & Co.	(3,242)	(171,145)
Lincoln National Corp.	(230)	(8,388)
Loews Corp.	(334)	(14,830)
Macerich Co. - REIT	(118)	(7,195)
Morgan Stanley	(1,681)	(41,067)
PNC Financial Services Group, Inc.	(454)	(33,106)
Principal Financial Group, Inc.	(252)	(9,437)
Prologis, Inc. - REIT	(427)	(16,106)
Prudential Financial, Inc.	(398)	(29,066)
Regions Financial Corp.	(1,212)	(11,550)
SLM Corp.	(381)	(8,710)
State Street Corp.	(391)	(25,497)
SunTrust Banks, Inc.	(463)	(14,617)

Unum Group	(229)	(6,726)
Ventas, Inc. - REIT	(251)	(17,435)
Wells Fargo & Co.	(4,543)	(187,490)
Weyerhaeuser Co. - REIT	(470)	(13,390)
XL Group PLC	(248)	(7,519)
Zions Bancorporation	(158)	(4,563)

Total Financials		(1,213,989)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Industrials
Deere & Co.	(4,192)	$(340,600)
Fluor Corp.	(1,377)	(81,670)
Masco Corp.	(5,745)	(111,970)
Molex, Inc.	(1,215)	(35,648)
Owens-Illinois, Inc.	(1,298)	(36,071)
Pall Corp.	(851)	(56,532)
Ryder System, Inc.	(593)	(36,049)
Sealed Air Corp.	(1,497)	(35,853)
Stanley Black & Decker, Inc.	(1,238)	(95,697)
Textron, Inc.	(2,349)	(61,192)
Vulcan Materials Co.	(2,092)	(101,274)

Total Industrials		(992,556)

Technology
Advanced Micro Devices, Inc.	(18,259)	(74,497)
Computer Sciences Corp.	(2,418)	(105,836)
Electronic Arts, Inc.	(4,871)	(111,887)
First Solar, Inc.	(742)	(33,190)
LSI Corp.	(5,046)	(36,028)
Micron Technology, Inc.	(16,582)	(237,620)
Salesforce.com, Inc.	(4,210)	(160,738)

Total Technology		(759,796)

TOTAL COMMON STOCKS (Proceeds $7,132,050)		(7,465,868)

TOTAL SECURITIES SOLD SHORT (Proceeds $7,132,050)		$(7,465,868)

(a)

Security, or a portion of security, is being held as collateral for short sales. As of June 30, 2013, the aggregate market value of those securities was $4,819,328, which represents approximately 45.17% of net assets.

(b)	Non-income producing security.
(c)	Includes segregated cash that is being held as collateral for securities sold short.

Common Abbreviations:

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2013 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust has one registered fund. The Trust currently offers shares of beneficial interest (“shares”) of the Cognios Market Neutral Large Cap Fund (the “Fund”). The Fund currently offers Investor Class shares and Institutional Class shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors). The Trust has an unlimited number of shares with no par value per share. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Short Sales: The Fund may sell securities short. To do this, the Adviser will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term. As of June 30, 2013, the Fund held securities sold short with a fair value of $7,465,868.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$ 11,673,293	$ –	$ –	$ 11,673,293
Short Term Investments	3,492	–	–	3,492

Total	$ 11,676,785	$ –	$ –	$ 11,676,785

Other Financial Instruments

Liabilities
Securities Sold Short(a)	$ (7,465,868)	$ –	$ –	$ (7,465,868)

Total	$ (7,465,868)	$ –	$ –	$ (7,465,868)

(a)	For detailed descriptions of sectors, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the fiscal year. For the period ended June 30, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Principal Investment Strategies and Risk: The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Fund may invest across different industries and sectors. Utilization of short selling involves certain risks to the Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares. The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short.

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$1,531,317
Gross depreciation (excess of tax cost over value)	(993,222)
Net unrealized appreciation	$538,095
Cost of investments for income tax purposes	$11,138,690

3. NEW ACCOUNTING PRONOUCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under U.S GAAP and International Financial Reporting Standards.

In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	August 27, 2013

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	August 27, 2013